General (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the consolidated cash flow statements:

	September 30,	December 31,
	2022	2021
	(in thousands)
Cash and cash equivalents	$37	$576
Restricted cash	112	374
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$149	$950

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the consolidated cash flow statements:

	December 31,	December 31,
	2021	2020
	(in thousands)
Cash and cash equivalents	$576	$1,500
Restricted cash	374	1,180
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$950	$2,680

Schedule of Estimated Useful Lives of Assets
Building	40 years
Residential rental properties	27.5 years
Furniture, fixtures and equipment	3-7 years
Purchased software	3 years

Schedule of Segment Revenue

The following tables disaggregate our segment revenue by revenue source:

	Nine Months Ended September 30, 2022				Nine Months Ended September 30, 2021
Revenue Type:	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Seminars	$408	-	$-	$408	$4,300	$880	-	$5,180
Products	2	-	-	2	198	-	-	198
Coaching and Mentoring		-	-	-	-	-	-	-
Online and Subscription	-	-	-	-	11	-	-	11
Other		-	-	-	163	1,809	-	1,972
Total revenue	$410	-	$-	$410	$4,672	$2,689	-	$7,361

The following tables disaggregate our segment revenue by revenue source:

	Years Ended December 31, 2021				Years Ended December 31, 2020
Revenue Type:	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Seminars	$4,564	$880	$-	$5,444	$16,353	$245	$1,406	$18,004
Products	199	-	-	199	478	-	-	478
Coaching and Mentoring	-	-	-	-	1,050	-	3	1,053
Online and Subscription	76	-	-	76	1,421	-	40	1,461
Other	182	1,809	-	1,991	4,294	601	23	4,918
Total revenue	$5,021	$2,689	$-	$7,710	$23,596	$846	$1,472	$25,914